Summary Information Relating to Impaired Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	₨ 29,612.1	$ 456.6	₨ 18,295.2	₨ 11,826.6
Interest income recognized on impaired loans	₨ 3,472.7	$ 53.5	₨ 2,848.5	₨ 1,898.0